Discontinued Operations (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Discontinued Operations [Abstract]
Revenues		$ 379
Cost of sales		818
Gross (loss)		(439)
Operating and other non-operating expenses		1,010
Loss from discontinued operations		$ (1,449)
Gain from sale of SA Concepts
Loss from discontinued operations		$ (1,449)